UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER Report Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001013454

CD 2016-CD1 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001679327

Central Index Key Number of underwriter (if applicable): Not applicable

Helaine M. Kaplan, (212) 250-5270
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated August 2, 2016, of KPMG LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEUTSCHE MORTGAGE & ASSET RECEIVING CORPORATION
(Depositor)
Date: August 2, 2016
By: /s/ Helaine Kaplan
Name: Helaine Kaplan
Title: President
(senior officer in charge of securitization of the depositor)

By: /s/ Matt Smith
Name: Matt Smith
Title: Director
(senior officer in charge of securitization of the depositor)

Exhibit 1	Agreed-upon procedures report, dated August 2, 2016, of KPMG LLP.